Other Fixed Assets	12 Months Ended
Dec. 31, 2014
Other Fixed Assets [Abstract]
Other Fixed Assets
11.      Other Fixed Assets:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Land	Buildings	Storage Facility	Other	Total
Cost, December 31, 2012	$9,036	$3,459	$-	$3,405	$15,900
- Additions	-	-	-	10,734	10,734
- Disposals	-	-	-	(943)	(943)
Cost, December 31, 2013	9,036	3,459	-	13,196	25,691
- Additions	-	-	226,067	7,955	234,022
- Disposals	-	-	-	(33)	(33)
Cost, December 31, 2014	9,036	3,459	226,067	21,118	259,680

Accumulated depreciation, December 31, 2012	-	450	-	2,058	2,508
- Depreciation expense	-	69	-	923	992
- Disposals	-	-	-	(718)	(718)
Accumulated depreciation, December 31, 2013	-	519	-	2,263	2,782
- Depreciation expense	-	83	415	2,665	3,163
- Disposals	-	-	-	(33)	(33)
Accumulated depreciation, December 31, 2014	-	602	415	4,895	5,912

Net book value, December 31, 2012	9,036	3,009	-	1,347	13,392
Net book value, December 31, 2013	9,036	2,940	-	10,933	22,909
Net book value, December 31, 2014	$9,036	$2,857	$225,652	$16,223	$253,768

During the fourth quarter of 2013 the Company transferred to the other fixed assets the advances for other fixed assets under construction incurred amounting to $5,598 on the Las Palmas terminal site related to additions and improvements on its storage facilities. Interest on the advances paid by the Company in respect to these additions is included in the capitalized amount and is computed at the weighted average borrowing cost of the Company. Total interest capitalized for the year ended December 2013 was $130 (Note 21). During the year ended December 31, 2014, the Company set up security systems on its storage facility on the Las Palmas terminal site totaling $1,249.
During the years ended December 31, 2013 and 2014, the Company set up security equipment on its vessels totaling $4,634 and $4,760, respectively, which is being depreciated over in its estimated useful life of five years.
In December 2014 the Company transferred to the other fixed assets from advances for other fixed assets under construction the cost incurred of $226,067 relating to the Fujairah oil terminal site related to the construction of the storage facility (Note 9).